LVIP SSGA S&P 500 Index Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.24%
Aerospace & Defense–1.59%
Boeing	177,189	$ 29,282,254
General Dynamics	77,580	10,739,400
Howmet Aerospace	136,660	2,284,955
Huntington Ingalls Industries	14,400	2,026,800
L3Harris Technologies	71,906	12,212,515
Lockheed Martin	82,202	31,506,383
Northrop Grumman	51,933	16,384,342
Raytheon Technologies	510,171	29,355,239
†Teledyne Technologies	12,300	3,815,583
Textron	78,822	2,844,686
TransDigm Group	18,100	8,599,672
		149,051,829
Air Freight & Logistics–0.74%
CH Robinson Worldwide	44,227	4,519,557
Expeditors International of Washington	57,676	5,220,831
FedEx	80,403	20,222,963
United Parcel Service Class B	236,324	39,378,668
		69,342,019
Airlines–0.22%
Alaska Air Group	39,500	1,446,885
American Airlines Group	169,900	2,088,071
Delta Air Lines	213,000	6,513,540
Southwest Airlines	196,981	7,386,788
†United Airlines Holdings	97,200	3,377,700
		20,812,984
Auto Components–0.11%
Aptiv	86,624	7,941,688
BorgWarner	69,198	2,680,731
		10,622,419
Automobiles–0.22%
Ford Motor	1,296,502	8,634,703
General Motors	420,406	12,439,814
		21,074,517
Banks–3.31%
Bank of America	2,546,401	61,342,800
Citigroup	698,762	30,123,630
Citizens Financial Group	139,600	3,529,088
Comerica	46,952	1,795,914
Fifth Third Bancorp	241,867	5,156,605
First Republic Bank	59,000	6,434,540
Huntington Bancshares	350,920	3,217,936
JPMorgan Chase & Co.	1,017,860	97,989,382
KeyCorp	334,794	3,994,092
M&T Bank	42,285	3,894,026
People's United Financial	155,317	1,601,318
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
PNC Financial Services Group	141,946	$ 15,601,285
Regions Financial	333,414	3,844,263
†SVB Financial Group	17,700	4,258,974
Truist Financial	449,442	17,101,268
US Bancorp	458,756	16,446,403
Wells Fargo & Co.	1,375,982	32,349,337
Zions Bancorp	55,242	1,614,171
		310,295,032
Beverages–1.66%
Brown-Forman Class B	62,850	4,733,862
Coca-Cola	1,291,097	63,741,459
Constellation Brands Class A	55,935	10,600,242
Molson Coors Beverage Class B	66,717	2,239,022
†Monster Beverage	124,651	9,997,010
PepsiCo	462,475	64,099,035
		155,410,630
Biotechnology–2.13%
AbbVie	589,349	51,621,079
†Alexion Pharmaceuticals	73,205	8,376,848
Amgen	195,657	49,728,183
†Biogen	52,849	14,992,204
Gilead Sciences	420,549	26,574,491
†Incyte	61,300	5,501,062
†Regeneron Pharmaceuticals	34,962	19,571,029
†Vertex Pharmaceuticals	86,900	23,647,228
		200,012,124
Building Products–0.45%
Allegion	32,125	3,177,484
AO Smith	46,500	2,455,200
Carrier Global	270,761	8,269,041
Fortune Brands Home & Security	45,700	3,953,964
Johnson Controls International	248,489	10,150,775
Masco	88,921	4,902,215
Trane Technologies	79,675	9,660,594
		42,569,273
Capital Markets–2.54%
Ameriprise Financial	40,182	6,192,448
Bank of New York Mellon	275,003	9,443,603
BlackRock	47,391	26,707,198
Cboe Global Markets	38,300	3,360,442
Charles Schwab	382,825	13,869,750
CME Group	120,153	20,102,798
E*TRADE Financial	72,343	3,620,767
Franklin Resources	92,056	1,873,340
Goldman Sachs Group	114,886	23,088,639
Intercontinental Exchange	183,230	18,332,162
LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Invesco	132,339	$ 1,509,988
MarketAxess Holdings	12,600	6,068,034
Moody's	53,942	15,635,089
Morgan Stanley	401,120	19,394,152
MSCI	28,300	10,096,874
Nasdaq	39,677	4,868,765
Northern Trust	68,584	5,347,494
Raymond James Financial	42,000	3,055,920
S&P Global	80,779	29,128,907
State Street	117,090	6,946,950
T. Rowe Price Group	76,435	9,800,496
		238,443,816
Chemicals–1.83%
Air Products & Chemicals	73,999	22,041,342
Albemarle	34,300	3,062,304
Celanese	38,800	4,169,060
CF Industries Holdings	75,490	2,318,298
Corteva	250,027	7,203,278
Dow	247,127	11,627,325
DuPont de Nemours	245,327	13,610,742
Eastman Chemical	44,727	3,494,073
Ecolab	83,057	16,598,111
FMC	43,501	4,607,191
International Flavors & Fragrances	36,720	4,496,364
Linde	175,480	41,787,052
LyondellBasell Industries Class A	87,680	6,180,563
Mosaic	113,047	2,065,369
PPG Industries	78,656	9,602,325
Sherwin-Williams	27,016	18,823,128
		171,686,525
Commercial Services & Supplies–0.43%
Cintas	28,708	9,554,884
†Copart	68,400	7,192,944
Republic Services	70,237	6,556,624
Rollins	48,750	2,641,762
Waste Management	129,771	14,686,184
		40,632,398
Communications Equipment–0.78%
†Arista Networks	18,800	3,890,284
Cisco Systems	1,413,924	55,694,466
†F5 Networks	19,796	2,430,355
Juniper Networks	111,704	2,401,636
Motorola Solutions	56,602	8,875,760
		73,292,501
Construction & Engineering–0.07%
Jacobs Engineering Group	43,434	4,029,372
Quanta Services	44,687	2,362,155
		6,391,527
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.12%
Martin Marietta Materials	21,200	$ 4,989,632
Vulcan Materials	43,663	5,918,083
		10,907,715
Consumer Finance–0.46%
American Express	217,850	21,839,462
Capital One Financial	151,330	10,874,574
Discover Financial Services	101,011	5,836,416
Synchrony Financial	176,468	4,618,167
		43,168,619
Containers & Packaging–0.34%
Amcor	519,508	5,740,563
Avery Dennison	28,643	3,661,721
Ball	108,156	8,989,927
International Paper	133,201	5,399,969
Packaging Corp. of America	30,900	3,369,645
Sealed Air	54,097	2,099,505
WestRock	88,318	3,068,167
		32,329,497
Distributors–0.08%
Genuine Parts	49,341	4,695,783
†LKQ	93,500	2,592,755
		7,288,538
Diversified Financial Services–1.50%
†Berkshire Hathaway Class B	662,069	140,980,973
		140,980,973
Diversified Telecommunication Services–1.64%
AT&T	2,379,640	67,843,536
CenturyLink	329,377	3,323,414
Verizon Communications	1,382,058	82,218,631
		153,385,581
Electric Utilities–1.83%
Alliant Energy	84,600	4,369,590
American Electric Power	165,678	13,540,863
Duke Energy	245,348	21,728,019
Edison International	125,204	6,365,371
Entergy	68,272	6,726,840
Evergy	77,599	3,943,581
Eversource Energy	112,774	9,422,268
Exelon	325,456	11,638,306
FirstEnergy	178,506	5,124,907
NextEra Energy	163,558	45,397,158
NRG Energy	82,255	2,528,519
Pinnacle West Capital	39,783	2,965,823
PPL	255,398	6,949,380
Southern	353,626	19,173,602
Xcel Energy	175,377	12,102,767
		171,976,994

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–0.46%
AMETEK	76,300	$ 7,584,220
Eaton	133,217	13,592,131
Emerson Electric	199,030	13,050,397
Rockwell Automation	38,690	8,538,109
		42,764,857
Electronic Equipment, Instruments & Components–0.53%
Amphenol Class A	98,732	10,689,714
CDW	49,000	5,856,970
Corning	251,660	8,156,301
FLIR Systems	43,950	1,575,607
†IPG Photonics	11,200	1,903,664
†Keysight Technologies	62,000	6,124,360
TE Connectivity	110,011	10,752,475
†Zebra Technologies Class A	17,400	4,392,804
		49,451,895
Energy Equipment & Services–0.17%
Baker Hughes	223,497	2,970,275
Halliburton	301,737	3,635,931
National Oilwell Varco	124,690	1,129,691
Schlumberger	460,373	7,163,404
TechnipFMC	140,616	887,287
		15,786,588
Entertainment–2.04%
Activision Blizzard	258,100	20,893,195
†Electronic Arts	97,579	12,725,277
†Live Nation Entertainment	49,200	2,650,896
†Netflix	147,300	73,654,419
†Take-Two Interactive Software	39,100	6,460,102
†Walt Disney	603,535	74,886,623
		191,270,512
Equity Real Estate Investment Trusts–2.57%
Alexandria Real Estate Equities	39,200	6,272,000
American Tower	148,803	35,970,149
Apartment Investment & Management Class A	48,597	1,638,691
AvalonBay Communities	48,148	7,190,422
Boston Properties	47,312	3,799,154
Crown Castle International	139,665	23,254,222
Digital Realty Trust	89,300	13,105,668
Duke Realty	127,100	4,689,990
Equinix	29,642	22,531,773
Equity Residential	115,642	5,935,904
Essex Property Trust	21,600	4,337,064
Extra Space Storage	43,100	4,611,269
Federal Realty Investment Trust	24,600	1,806,624
Four Corners Property Trust	1	26
Healthpeak Properties	168,523	4,575,399
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Host Hotels & Resorts	243,951	$ 2,632,231
Iron Mountain	98,400	2,636,136
Kimco Realty	143,945	1,620,821
Mid-America Apartment Communities	39,200	4,545,240
Prologis	247,587	24,912,204
Public Storage	50,151	11,169,631
Realty Income	111,900	6,797,925
Regency Centers	56,200	2,136,724
SBA Communications	37,300	11,879,304
Simon Property Group	101,148	6,542,253
SL Green Realty	23,700	1,098,969
UDR	103,400	3,371,874
Ventas	126,995	5,328,710
Vornado Realty Trust	56,074	1,890,255
Welltower	141,601	7,800,799
Weyerhaeuser	247,907	7,070,308
		241,151,739
Food & Staples Retailing–1.55%
Costco Wholesale	147,448	52,344,040
Kroger	261,846	8,879,198
Sysco	169,218	10,528,744
Walgreens Boots Alliance	240,162	8,626,619
Walmart	463,795	64,889,558
		145,268,159
Food Products–1.09%
Archer-Daniels-Midland	184,223	8,564,527
Campbell Soup	67,650	3,272,231
Conagra Brands	165,152	5,897,578
General Mills	202,512	12,490,940
Hershey	48,830	6,999,292
Hormel Foods	96,072	4,696,960
JM Smucker	37,447	4,325,877
Kellogg	86,077	5,559,713
Kraft Heinz	213,124	6,383,064
Lamb Weston Holdings	48,500	3,214,095
McCormick & Co Non-Voting Shares	41,019	7,961,788
Mondelez International Class A	478,608	27,496,030
Tyson Foods Class A	98,250	5,843,910
		102,706,005
Gas Utilities–0.04%
Atmos Energy	40,800	3,900,072
		3,900,072
Health Care Equipment & Supplies–3.94%
Abbott Laboratories	591,280	64,349,003
†ABIOMED	14,800	4,100,488
†Align Technology	23,700	7,758,432
Baxter International	170,122	13,681,211

LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.	96,813	$ 22,526,449
†Boston Scientific	478,387	18,279,167
Cooper	16,900	5,697,328
Danaher	211,301	45,499,444
DENTSPLY SIRONA	73,175	3,199,943
†DexCom	32,000	13,191,360
†Edwards Lifesciences	209,648	16,734,103
†Hologic	85,500	5,683,185
†IDEXX Laboratories	28,500	11,203,635
†Intuitive Surgical	39,069	27,721,018
Medtronic	450,296	46,794,760
ResMed	49,400	8,468,642
STERIS	29,400	5,179,986
Stryker	108,012	22,506,461
Teleflex	15,800	5,378,636
†Varian Medical Systems	29,932	5,148,304
West Pharmaceutical Services	24,300	6,680,070
Zimmer Biomet Holdings	68,890	9,378,685
		369,160,310
Health Care Providers & Services–2.62%
AmerisourceBergen	50,878	4,931,096
Anthem	84,488	22,692,632
Cardinal Health	101,061	4,744,814
†Centene	193,474	11,285,338
Cigna	123,602	20,939,415
CVS Health	438,342	25,599,173
†DaVita	27,528	2,357,773
HCA Healthcare	87,900	10,959,372
†Henry Schein	50,100	2,944,878
Humana	44,232	18,307,183
†Laboratory Corp of America Holdings	33,347	6,278,240
McKesson	53,694	7,996,647
Quest Diagnostics	44,211	5,061,717
UnitedHealth Group	317,746	99,063,670
Universal Health Services Class B	27,300	2,921,646
		246,083,594
Health Care Technology–0.08%
Cerner	101,129	7,310,615
		7,310,615
Hotels, Restaurants & Leisure–1.63%
Carnival	158,291	2,402,857
†Chipotle Mexican Grill	9,322	11,593,865
Darden Restaurants	40,130	4,042,696
Domino's Pizza	13,400	5,698,752
Hilton Worldwide Holdings	92,200	7,866,504
Las Vegas Sands	109,700	5,118,602
Marriott International Class A	89,627	8,297,668
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
McDonald's	248,518	$ 54,547,216
MGM Resorts International	136,700	2,973,225
†Norwegian Cruise Line Holdings	72,600	1,242,186
Royal Caribbean Cruises	58,800	3,806,124
Starbucks	391,906	33,672,564
Wynn Resorts	32,450	2,330,234
Yum! Brands	100,224	9,150,451
		152,742,944
Household Durables–0.41%
DR Horton	109,574	8,287,082
Garmin	48,424	4,593,501
Leggett & Platt	41,536	1,710,037
Lennar Class A	91,143	7,444,560
†Mohawk Industries	19,800	1,932,282
Newell Brands	126,103	2,163,927
†NVR	1,200	4,899,744
PulteGroup	83,941	3,885,629
Whirlpool	21,708	3,991,884
		38,908,646
Household Products–1.82%
Church & Dwight	84,000	7,871,640
Clorox	41,685	8,760,936
Colgate-Palmolive	286,952	22,138,347
Kimberly-Clark	113,631	16,778,753
Procter & Gamble	829,631	115,310,413
		170,860,089
Independent Power and Renewable Electricity Producers–0.04%
AES	222,115	4,022,503
		4,022,503
Industrial Conglomerates–1.08%
3M	192,971	30,910,095
General Electric	2,929,283	18,249,433
Honeywell International	234,372	38,579,975
Roper Technologies	34,964	13,814,626
		101,554,129
Insurance–1.80%
Aflac	221,422	8,048,690
Allstate	104,272	9,816,166
American International Group	286,744	7,894,062
Aon Class A	55,054	11,357,640
Arthur J. Gallagher & Co.	63,700	6,725,446
Assurant	21,316	2,585,844
Chubb	151,146	17,551,073
Cincinnati Financial	49,375	3,849,769
Everest Re Group	13,900	2,745,806
Globe Life	31,679	2,531,152

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hartford Financial Services Group	122,089	$ 4,500,201
✱Lincoln National	60,636	1,899,726
Loews	79,008	2,745,528
Marsh & McLennan	170,269	19,529,854
MetLife	257,215	9,560,682
Principal Financial Group	86,533	3,484,684
Progressive	195,918	18,547,557
Prudential Financial	131,525	8,354,468
Travelers	84,506	9,142,704
Unum Group	72,311	1,216,994
Willis Towers Watson	64,901	13,552,627
WR Berkley	45,900	2,806,785
		168,447,458
Interactive Media & Services–5.47%
†Alphabet Class A	100,320	147,028,992
†Alphabet Class C	97,998	144,017,861
†Facebook Class A	803,000	210,305,700
†Twitter	260,800	11,605,600
		512,958,153
Internet & Direct Marketing Retail–5.24%
†Amazon.com	142,158	447,617,159
†Booking Holdings	13,675	23,393,549
eBay	219,744	11,448,663
†Etsy	39,900	4,853,037
Expedia Group	46,549	4,268,078
		491,580,486
IT Services–5.59%
Accenture Class A	212,467	48,015,417
†Akamai Technologies	53,603	5,925,276
Automatic Data Processing	143,968	20,082,096
Broadridge Financial Solutions	39,600	5,227,200
Cognizant Technology Solutions Class A	181,816	12,621,667
DXC Technology	86,850	1,550,273
Fidelity National Information Services	207,289	30,515,014
†Fiserv	185,624	19,128,553
†FleetCor Technologies	28,500	6,785,850
†Gartner	29,600	3,698,520
Global Payments	100,145	17,783,749
International Business Machines	298,063	36,265,325
Jack Henry & Associates	26,600	4,324,894
Leidos Holdings	46,000	4,100,900
Mastercard Class A	295,020	99,766,913
Paychex	105,876	8,445,729
†PayPal Holdings	391,844	77,205,023
†VeriSign	33,787	6,921,267
Visa Class A	563,128	112,608,706
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Western Union	141,287	$ 3,027,780
		524,000,152
Leisure Products–0.04%
Hasbro	43,484	3,596,997
		3,596,997
Life Sciences Tools & Services–1.21%
Agilent Technologies	102,937	10,390,461
†Bio-Rad Laboratories Class A	7,200	3,711,312
†Illumina	49,200	15,206,736
†IQVIA Holdings	63,900	10,072,557
†Mettler-Toledo International	7,900	7,629,425
PerkinElmer	36,575	4,590,528
Thermo Fisher Scientific	132,153	58,348,192
†Waters	20,116	3,936,299
		113,885,510
Machinery–1.63%
Caterpillar	181,481	27,067,891
Cummins	49,329	10,416,312
Deere & Co.	104,800	23,226,824
Dover	49,451	5,357,521
Flowserve	41,684	1,137,556
Fortive	112,571	8,579,036
IDEX	24,800	4,523,768
Illinois Tool Works	96,219	18,590,473
†Ingersoll Rand	116,081	4,132,484
Otis Worldwide	135,580	8,462,904
PACCAR	115,255	9,828,946
Parker-Hannifin	42,582	8,616,042
Pentair	58,794	2,691,001
Snap-on	18,275	2,688,801
Stanley Black & Decker	51,840	8,408,448
Westinghouse Air Brake Technologies	62,009	3,837,117
Xylem	59,173	4,977,633
		152,542,757
Media–1.33%
†Charter Communications Class A	50,000	31,217,000
Comcast Class A	1,522,544	70,432,885
†Discovery Class A	52,143	1,135,153
†Discovery Class C	101,555	1,990,478
†DISH Network Class A	82,413	2,392,449
Fox Class A	111,619	3,106,357
†Fox Class B	53,366	1,492,647
Interpublic Group	128,580	2,143,429
News Class A	135,890	1,905,178
News Class B	38,200	534,036
Omnicom Group	73,897	3,657,902
ViacomCBS Class B	184,900	5,179,049
		125,186,563

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.31%
Freeport-McMoRan	481,861	$ 7,536,306
Newmont	268,532	17,038,355
Nucor	103,243	4,631,481
		29,206,142
Multiline Retail–0.55%
Dollar General	83,129	17,425,501
†Dollar Tree	80,983	7,396,987
Target	167,538	26,373,832
		51,196,320
Multi-Utilities–0.94%
Ameren	84,401	6,674,431
CenterPoint Energy	168,135	3,253,412
CMS Energy	94,438	5,799,437
Consolidated Edison	110,712	8,613,394
Dominion Energy	281,252	22,199,220
DTE Energy	64,292	7,396,152
NiSource	132,095	2,906,090
Public Service Enterprise Group	168,489	9,251,731
Sempra Energy	97,888	11,586,024
WEC Energy Group	105,158	10,189,810
		87,869,701
Oil, Gas & Consumable Fuels–1.87%
Apache	125,026	1,183,996
Cabot Oil & Gas	128,596	2,232,427
Chevron	623,634	44,901,648
Concho Resources	68,300	3,013,396
ConocoPhillips	356,910	11,720,924
Devon Energy	134,314	1,270,610
Diamondback Energy	54,700	1,647,564
EOG Resources	193,902	6,968,838
Exxon Mobil	1,412,110	48,477,736
Hess	88,120	3,606,752
HollyFrontier	51,300	1,011,123
Kinder Morgan	647,981	7,989,606
Marathon Oil	278,229	1,137,957
Marathon Petroleum	221,230	6,490,888
Noble Energy	163,585	1,398,652
Occidental Petroleum	279,538	2,798,175
ONEOK	138,977	3,610,622
Phillips 66	145,471	7,541,217
Pioneer Natural Resources	56,014	4,816,644
Valero Energy	134,745	5,837,153
Williams	402,418	7,907,514
		175,563,442
Personal Products–0.17%
Estee Lauder Class A	75,167	16,405,198
		16,405,198
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–4.15%
Bristol-Myers Squibb	752,766	$ 45,384,262
†Catalent	54,800	4,694,168
Eli Lilly & Co.	265,128	39,244,247
Johnson & Johnson	879,281	130,907,355
Merck & Co.	844,681	70,066,289
†Mylan	169,905	2,519,691
Perrigo	48,551	2,228,976
Pfizer	1,855,948	68,113,292
Zoetis	159,221	26,330,377
		389,488,657
Professional Services–0.32%
Equifax	41,518	6,514,174
IHS Markit	124,600	9,782,346
Nielsen Holdings	116,700	1,654,806
Robert Half International	36,617	1,938,504
Verisk Analytics	54,100	10,025,271
		29,915,101
Real Estate Management & Development–0.06%
†CBRE Group Class A	114,376	5,372,241
		5,372,241
Road & Rail–1.05%
CSX	256,304	19,907,132
JB Hunt Transport Services	28,800	3,639,744
Kansas City Southern	31,438	5,684,933
Norfolk Southern	85,732	18,345,791
Old Dominion Freight Line	32,400	5,861,808
Union Pacific	226,702	44,630,823
		98,070,231
Semiconductors & Semiconductor Equipment–5.02%
†Advanced Micro Devices	393,000	32,222,070
Analog Devices	123,156	14,377,231
Applied Materials	306,953	18,248,356
Broadcom	134,285	48,922,711
Intel	1,422,828	73,674,034
KLA	51,721	10,020,427
Lam Research	48,550	16,106,463
Maxim Integrated Products	88,000	5,949,680
Microchip Technology	81,903	8,416,352
†Micron Technology	372,259	17,481,283
NVIDIA	206,110	111,550,854
†Qorvo	37,900	4,889,479
QUALCOMM	377,724	44,450,560
Skyworks Solutions	55,500	8,075,250
Teradyne	55,500	4,410,030
Texas Instruments	305,924	43,682,888
Xilinx	81,255	8,470,021
		470,947,689
Software–9.12%
†Adobe	160,200	78,566,886

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†ANSYS	28,600	$ 9,358,778
†Autodesk	73,303	16,933,726
†Cadence Design Systems	92,700	9,884,601
Citrix Systems	38,256	5,268,234
†Fortinet	45,500	5,360,355
Intuit	87,440	28,523,802
Microsoft	2,527,488	531,606,551
NortonLifeLock	178,125	3,712,125
Oracle	645,678	38,546,977
†Paycom Software	16,600	5,167,580
†salesforce.com	302,736	76,083,611
†ServiceNow	63,800	30,943,000
†Synopsys	50,100	10,720,398
†Tyler Technologies	13,400	4,670,704
		855,347,328
Specialty Retail–2.46%
Advance Auto Parts	24,000	3,684,000
†AutoZone	7,927	9,335,152
Best Buy	75,577	8,410,964
†CarMax	53,709	4,936,394
†Gap	75,150	1,279,805
Home Depot	359,485	99,832,579
L Brands	72,043	2,291,688
Lowe's	252,397	41,862,566
†O'Reilly Automotive	24,657	11,368,850
Ross Stores	119,526	11,154,166
Tiffany & Co.	37,415	4,334,528
TJX	401,492	22,343,030
Tractor Supply	38,100	5,461,254
†Ulta Beauty	19,400	4,345,212
		230,640,188
Technology Hardware, Storage & Peripherals–6.89%
Apple	5,369,256	621,813,537
Hewlett Packard Enterprise	420,876	3,943,608
HP	458,676	8,710,257
NetApp	72,143	3,162,749
Seagate Technology	77,672	3,826,900
Western Digital	102,834	3,758,583
Xerox Holdings	64,996	1,219,975
		646,435,609
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.71%
Hanesbrands	122,200	$ 1,924,650
NIKE Class B	416,368	52,270,839
PVH	26,133	1,558,572
Ralph Lauren	14,772	1,004,053
Tapestry	96,734	1,511,952
†Under Armour Class A	63,800	716,474
†Under Armour Class C	64,252	632,240
VF	105,852	7,436,103
		67,054,883
Tobacco–0.67%
Altria Group	623,101	24,076,623
Philip Morris International	520,016	38,996,000
		63,072,623
Trading Companies & Distributors–0.19%
Fastenal	190,006	8,567,370
†United Rentals	24,700	4,310,150
WW Grainger	14,953	5,334,782
		18,212,302
Water Utilities–0.09%
American Water Works	60,100	8,707,288
		8,707,288
Wireless Telecommunication Services–0.24%
†T-Mobile US	194,315	22,221,863
		22,221,863
Total Common Stock (Cost $3,981,069,097)		9,310,543,050

MONEY MARKET FUND–0.67%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	62,617,149	62,617,149
Total Money Market Fund (Cost $62,617,149)		62,617,149

TOTAL INVESTMENTS–99.91% (Cost $4,043,686,246)	9,373,160,199
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	8,453,313
NET ASSETS APPLICABLE TO 427,327,209 SHARES OUTSTANDING–100.00%	$9,381,613,512

† Non-income producing.
✱ Considered an affiliated investment. See Note 3 in “Notes.”
LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
512	E-mini S&P 500 Index	$85,811,200	$84,986,128	12/18/20	$825,072	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA S&P 500 Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$9,310,543,050	$—	$—	$9,310,543,050
Money Market Fund	62,617,149	—	—	62,617,149
Total Investments	$9,373,160,199	$—	$—	$9,373,160,199
Derivatives:

Assets:
Futures Contract	$825,072	$—	$—	$825,072
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund
Notes (continued)
3. Transactions with Affiliates
The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2020 were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/20	Number of Shares 9/30/20	Dividends	Capital Gain Distributions
Common Stock-0.02%@
Insurance-0.02%@
Lincoln National	$3,914,487	$—	$191,730	$1,020	$(1,824,051)	$1,899,726	60,636	$79,603	$—

@ As a percentage of Net Assets as of September 30, 2020.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP SSGA S&P 500 Index Fund–10